TRANSAMERICA SERIES TRUST
Transamerica Foxhall Global Conservative VP
Transamerica Foxhall Emerging Markets/Pacific Rim VP
Transamerica Foxhall Global Growth VP
Transamerica Foxhall Global Hard Asset VP
Supplement dated June 23, 2009
to the Prospectus dated May 1, 2009
The following information supplements and amends information in the Prospectus:
Effective July 1, 2009, Transamerica Foxhall Global Conservative VP, Transamerica Foxhall Emerging Markets/Pacific Rim VP, Transamerica Foxhall Global Growth VP, and Transamerica Foxhall Global Hard Asset VP will commence operations.
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Investors Should Retain this Supplement for Future Reference